Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of December 31:

	December 31, 2019	December 31, 2018

Non-operating loss carryforward	$3,016,000	$1,776,000
Valuation allowance	(3,016,000)	(1,776,000)
Net deferred tax asset	$-	$-

Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax
	Year Ended
	December 31,
	2019	2018

Loss for the year	$(607,371)	$(15,091,333)

Income tax (recovery) at statutory rate	$(128,000)	$(3,331,900)
State income tax expense, net of federal tax effect	(12,000)	(317,300)
Permanent difference and other	(1,100,000)	3,124,600
Change in valuation allowance	1,240,000	525,900
Other	-	(1,300)
Income tax expense per books	$-	$-